Borrowings - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
BORROWINGS [Abstract]
June 30, 2015	$ 22,261
June 30, 2016	22,636
June 30, 2017	22,761
June 30, 2018	22,761
June 30, 2019	415,255
June 30, 2020 and thereafter	1,119,038
Total	$ 1,624,712